Share-Based Payments - Summary Details of BSA2 (Detail)		12 Months Ended
	Jan. 20, 2019 EUR (€) € / shares	Dec. 31, 2017	Dec. 15, 2017 € / shares	Dec. 05, 2017 € / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			8,300	625,200
Share entitlement per BSA2 | € / shares			€ 1	€ 1
BSA 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		0			0	0
Board of Director [Member] | BSA 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	0 years
Plan expiration date	Jan. 20, 2019
Number of options granted	4,822
Share entitlement per BSA2 | € / shares	€ 15
Exercise price (in euros)	€ 65
Valuation method used
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate	2.71%
Expected dividends	0.00%
Fair value per BSA2 (in euros)	€ 29.05
Board of Director [Member] | BSA 2 [Member] | First Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date	Jan. 20, 2019
Number of options granted	2,680
Share entitlement per BSA2 | € / shares	€ 15
Exercise price (in euros)	€ 65
Valuation method used
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate	2.71%
Expected dividends	0.00%
Fair value per BSA2 (in euros)	€ 30.32
Board of Director [Member] | BSA 2 [Member] | Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Plan expiration date	Jan. 20, 2019
Number of options granted	1,072
Share entitlement per BSA2 | € / shares	€ 15
Exercise price (in euros)	€ 65
Valuation method used
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate	2.98%
Expected dividends	0.00%
Fair value per BSA2 (in euros)	€ 31.89
Board of Director [Member] | BSA 2 [Member] | Third Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	3 years
Plan expiration date	Jan. 20, 2019
Number of options granted	1,072
Share entitlement per BSA2 | € / shares	€ 15
Exercise price (in euros)	€ 65
Valuation method used
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate	2.98%
Expected dividends	0.00%
Fair value per BSA2 (in euros)	€ 33.05
Board of Director [Member] | BSA 2 [Member] | Fourth Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Plan expiration date	Jan. 20, 2019
Number of options granted	1,070
Share entitlement per BSA2 | € / shares	€ 15
Exercise price (in euros)	€ 65
Valuation method used
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate	3.11%
Expected dividends	0.00%
Fair value per BSA2 (in euros)	€ 33.45